Consolidated Balance Sheets (Unaudited) (Parentheticals) $ in Millions	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses (in Dollars) | $	$ 1.4		$ 0.9
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, authorized	180,000		180,000
Ordinary shares, issued	69,165		67,086
Ordinary shares, outstanding	69,165		67,086